VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
VESSELS, NET [Abstract]
Number of vessels the Company believed had future undiscounted cash flow less than carrying value	1
Schedule of Vessels [Line Items]
Carrying Value	$ 964,855	$ 1,022,793
Accumulated depreciation	413,463	344,244
Impairment Loss on Vessel	12,030	0	0
Depreciation expense	69,219	64,626	62,545
Vessels [Member]
Schedule of Vessels [Line Items]
Carrying Value	933,424	1,005,147
Accumulated depreciation	397,641	334,846
Impairment Loss on Vessel	12,030
Depreciation expense	62,795	59,102
Drydocking [Member]
Schedule of Vessels [Line Items]
Carrying Value	31,431	17,646
Accumulated depreciation	15,822	9,398
Impairment Loss on Vessel	0
Depreciation expense	$ 6,424	$ 5,524